Condensed Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized		188,353,093
Preferred stock, shares issued		165,744,062
Liquidation preference		$ 239,447
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	385,000,000	261,657,617
Common stock, shares issued	225,428,187	28,292,106
Common stock, shares outstanding	225,428,187	21,288,845
Redeemable Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	188,353,093	188,353,093
Preferred stock, shares issued	0	165,744,062
Preferred stock, shares outstanding	0	165,744,062
Liquidation preference		$ 239,447
Common Class C [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,750,000	5,750,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0